      As filed with the Securities and Exchange Commission on September 30, 2005
                                                Securities Act File No. 33-41694
                                       Investment Company Act File No. 811-06352

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         /X/

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No. 80                     /X/

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     /X/

                                Amendment No. 91                             /X/
                        (Check appropriate box or boxes)

                              ING SERIES FUND, INC.
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

               Ernest J. C'Debaca                            With copies to:
              ING Investments, LLC                       Philip H. Newman, Esq.
         7337 E. Doubletree Ranch Road                    Goodwin Procter, LLP
              Scottsdale, AZ 85258                           Exchange Place
    (Name and Address of Agent for Service)                  53 State Street
                                                            Boston, MA 02109

                            -------------------

                  It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)   / / On (date) pursuant to paragraph (a)(1)

/ / On September 30, 2005, pursuant to paragraph (b)    / / 75 days after filing pursuant to paragraph (a)(2)

/X/ 60 days after filing pursuant to paragraph (a)(1)   / / on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                  ING SERIES FUND, INC.
                                   (THE "REGISTRANT")


                        Supplement dated September 30, 2005 to the
                                    ING Index Plus fund

The Prospectuses for the Registrant are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the

Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            ING SERIES FUND, INC.

                 Supplement Dated September 30, 2005 to the

                             ING Index Plus Fund
           Class A and Class B Prospectus dated September 30, 2005


     For the period August 29, 2005 through October 28, 2005, ING will waive the Contingent Deferred Sales Charges (CDSCs) for Class A and Class B shares for the above-named fund. This exception will not apply to exchanges. This waiver will also not apply to systematic or other periodic payments established prior to August 29, 2005. This offer is extended to all persons whose address of record as of August 29, 2005 was in one of the following counties/parishes:

     -  64 Louisiana parishes: Acadia, Allen, Ascension, Assumption,
        Avoyelles, Beauregard, Bienville, Bossier, Caddo, Caldwell, Calcasieu, Cameron, Catahoula, Claiborne, Concordia, Desoto, East Baton Rouge, East Carroll, East Feliciana, Evangeline, Franklin, Grant, Iberia, Iberville, Jackson, Jefferson, Jefferson Davis, Lafayette, Lafourche, LaSalle, Lincoln, Livingston, Madison, Morehouse, Natchitoches, Orleans, Ouachita, Pointe Coupee, Plaquemines, Rapides, Red River, Richland, Sabine, St. Bernard, St. Charles, St. Helena, St. James, St. John, St. Landry, St. Mary, St. Martin, St. Tammany, Tangipahoa, Tensas, Terrebonne, Union, Vermilion, Vernon, Washington, Webster, West Baton Rouge, West Carroll, West Feliciana and Winn.

     - 52 Mississippi counties: Adams, Amite, Attala, Chickasaw, Choctaw, Claiborne, Clarke, Clay, Copiah, Covington, Forrest, Franklin, George, Greene, Hancock, Harrison, Hinds, Itawamba, Jackson, Jasper, Jefferson, Jefferson Davis, Jones, Kemper, Lamar, Lauderdale, Lawrence, Leake, Lee, Lincoln, Lowndes, Madison, Marion, Monroe, Neshoba, Newton, Noxubee, Oktibbeha, Pearl River, Perry, Pike, Rankin, Scott, Simpson, Smith, Stone, Walthall, Warren, Wayne, Webster, Wilkinson, and Winston.

     - Six Alabama counties: Baldwin, Clarke, Choctaw, Mobile, Sumter and Washington.

     -  Three Florida counties: Broward, Miami-Dade and Monroe.



                   PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[GRAPHIC]

PROSPECTUS

SEPTEMBER 30, 2005
ING INDEX PLUS FUND

This prospectus contains important information about investing in Class A and Class B shares of the ING Index Plus Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment is not a bank deposit, and is not guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will reach its objective. As with all mutual Funds, the US Securities and Exchange Commission (SEC) has not approved or disapproved these securities, nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                                                WHAT'S INSIDE
THE FUND'S INVESTMENTS                                                                                1
  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS                                    1

  INDEX PLUS LARGE CAP PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGY AND RISKS           2

OTHER PRINCIPAL RISKS OF INVESTING IN THE FUND                                                        3

WHAT YOU PAY TO INVEST                                                                                5

MORE INFORMATION ABOUT RISKS                                                                          6

SHAREHOLDER GUIDE                                                                                     8

MANAGEMENT OF THE FUND                                                                               13

ADVISER                                                                                              13

SUB-ADVISER

DIVIDENDS, TAX CONSIDERATIONS AND DISTRIBUTIONS                                                      14

FINANCIAL HIGHLIGHTS                                                                                 15

WHERE TO GO FOR MORE INFORMATION                                                                     16

                                                                         ADVISER
                                                            ING Investments, LLC
THE FUND'S                                                           SUB-ADVISER
INVESTMENTS                                   Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS



GENERAL INFORMATION ING Index Plus Fund ("Fund") has an Offering Period, a Guarantee Period and an Index Plus Large Cap Period. Shares of the Fund were offered during the Offering Period but were not offered during the Guarantee Period, except in connection with reinvestment of dividends. The Fund will be offered on a continuous basis to then existing shareholders during the Index Plus Large Cap Period. The OFFERING PERIOD ran from October 2, 2000 through November 30, 2000. During the Offering Period, Fund assets were invested exclusively in short-term instruments.

The GUARANTEE PERIOD for the Fund commenced on December 1, 2000 and ran through November 30, 2005 (Guarantee Maturity Date). The Fund guaranteed that the value of each shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's account as of the inception of the Guarantee Period (Guarantee) provided that all dividends and distributions received from the Fund had been reinvested and no shares had been redeemed. If a shareholder took any distributions or dividends in cash instead of reinvesting them, or if any shares were redeemed before the Guarantee Maturity Date, the shareholder's guaranteed amount was reduced. The Fund's Guarantee was backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued to ING Series Fund, Inc. ("Company") for the benefit of the Fund by MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor.

During the INDEX PLUS LARGE CAP PERIOD, which commenced immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the Stand & Poor's 500 Composite Stock Price Index ("S&P 500"), while maintaining a market level of risk. See the investment objective and strategies described under the heading "Index Plus Large Cap Period Investment Objective, Principal Investment Strategies and Risks."

The Fund's investment objectives may be changed by the Company's Board of Directors ("Board") without shareholder approval.

The Fund is a series of the Company. Investors who wish to purchase another series of the Company (Series) may request a separate prospectus by calling 1-800-992-0180.




[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     The Fund's Investments    1

THE FUND'S
INVESTMENTS
--------------------------------------------------------------------------------

INDEX PLUS LARGE CAP PERIOD INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE During the Index Plus Large Cap Period, the Fund seeks to OUTPERFORM THE TOTAL RETURN PERFORMANCE of the S&P 500, while maintaining a market level of risk.


PRINCIPAL INVESTMENT STRATEGY During the Index Plus Large Cap Period, the Fund's principal investment strategies will be managed in an Enhanced Index Strategy

Enhanced Index Strategy means that ING Investment Management Co. ("ING IM" or "Sub-Adviser"), the investment sub-adviser to the (the "Equity Component") Fund, invests at least 80% of the Fund's net assets in stocks included in the S&P 500, although the weightings of the stocks may vary somewhat from their respective weightings in the S&P 500, as described below. The Equity
Component may also include S&P 500 futures contracts. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. and selected by Standard and Poor's Corporation ("S&P").

ING IM manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 and underweighting (or avoiding altogether) those stocks that ING IM believes will underperform the S&P 500. Stocks that ING IM believes are likely to match the performance of the S&P 500 are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Equity Component will not hold all of the stocks in the S&P 500, ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

The Fund may use futures for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specific price on a designated date. To a limited extent, the Fund may also use these instruments for speculation (investing for potential income or capital gain). Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities during a specified period or on a specified date. Accordingly, the writer of the option is required to purchase or sell the securities.

INVESTMENT STRATEGY UNDER CERTAIN MARKET CONDITIONS. In the event that the Equity Component's market value is $5 million or less, in order to replicate investments in stocks listed on the S&P 500, ING IM may invest all or a portion of the Equity Component's assets in S&P 500 futures, in exchange traded funds ("ETFs"), or in a combination of S&P 500 futures & ETFs, subject to any limitations on the Fund's investments in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act")). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an Enhanced Index Strategy when it invests in S&P Futures and ETFs.

ASSET ALLOCATION. ING IM uses a proprietary computer model to determine, on an ongoing basis, the asset allocation in an attempt to meet the investment objectives during the Index Plus Large Cap Period. The model evaluates a number of factors, including, but not limited to:

     - the market value of the Fund's Assets;

     - the prevailing level of interest rates; and

     - equity market volatility

The model will determine the asset allocation on a daily basis.


2    The Fund's Investments

                                                                      THE FUND'S
                                                                     INVESTMENTS
--------------------------------------------------------------------------------

PRINCIPAL RISKS

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual Funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the SAI for a complete list of the risks and strategies associated with the Fund.

The principal risks of an investment in the Fund during the Index Plus Large Cap Period are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Fund's strategy depends significantly on ING IM's skill in determining which securities to overweight, underweight or avoid altogether. Other risks include the Fund's use of futures contracts and options.

During the Index Plus Large Cap Period, the Board of Directors may, in its discretion, cause the Fund to be liquidated without shareholder approval, unless otherwise required by law.

FOR A DESCRIPTION OF ADDITIONAL PRINCIPAL RISKS, SEE "MORE INFORMATION ABOUT RISKS" later in this prospectus.

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks as discussed in the SAI.

OTHER PRINCIPAL RISKS OF INVESTING IN THE FUND



SHARES OF THE FUND WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY MAINTAINING YOUR INVESTMENT IN THE FUND OR BY PURCHASING ADDITIONAL SHARES IN THE FUND. THERE IS NO GUARANTY THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.





[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     The Fund's Investments    3

ING INDEX PLUS PROTECTION FUND


[GRAPHIC]

HOW THE FUND HAS PERFORMED

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.


                        YEAR BY YEAR TOTAL RETURNS (%)(1)


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A and Class B shares from year to year.

[CHART]


1997
1998
1999
2000
2001    -3.59%
2002
2003
2004
2005



(1)  This figure is for the year ended December 31, 2004.



(2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING IM, formerly known as Aeltus Investment Management, Inc., the former investment adviser, began serving as subadviser.



            Best and worst quarterly performance during this period:
                                _______:_______%
                                _______:_______%

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- Lehman Brothers Aggregate Bond Index (LBAB). The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.






                                                                                            5 YEARS             10 YEARS(1)
                                                                            1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
    Class A Return Before Taxes                                      %      -8.17          _____                   N/A
    Class A Return After Taxes on Distributions(2)                   %      -8.61          _____                   N/A
    Class A Return After Taxes on Distributions and Sale of Fund
      shares(2)                                                      %      -4.97          _____                   N/A
    Class B Return Before Taxes
    Class B Return After Taxes on Distributions
    Class B Return After Taxes on Distributions at Sale of Fund
      shares
    LBAB Index (reflects no deduction for fees, expenses or
      taxes)(3)(4)                                                   %       8.44          _____                   N/A



(1)  The Fund commenced operations on October 2, 2000.

(2)  Reflects deduction of sales charge of 4.75%.

(3) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

(4) The LBAB Index return is for the period beginning October 2, 2000 (inception date of Fund).

4    ING Index Plus Protection Fund

                                                          WHAT YOU PAY TO INVEST

--------------------------------------------------------------------------------

The following tables describe the Fund's expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are expressed as a percentage of the Fund's average daily net assets, and are thus paid indirectly by all Fund shareholders.

                                SHAREHOLDER FEES
                    (fees paid directly from your investment)


                                  MAXIMUM SALES                      MAXIMUM DEFERRED SALES
                           CHARGE (LOAD) ON PURCHASES               CHARGE (LOAD) (AS A % OF
                           (AS A % OF PURCHASE PRICE)              GROSS REDEMPTION PROCEEDS)
              Class A                 4.75%                                   None
              Class B                  --                                      --%


                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)


                                 DISTRIBUTION                            TOTAL         FEE WAIVER/
               MANAGEMENT           AND/OR                OTHER        OPERATING         EXPENSE              NET
                  FEE        SERVICE (12b-1) FEES      EXPENSES(1)      EXPENSES     REIMBURSEMENT(2)      EXPENSES
Class A          0.65%               0.25%                 0.76%         1.66%               --%              --%
Class B            --                  --                    --            --                --               --


(1)  AN ADMINISTRATIVE SERVICES FEE OF 0.10% IS INCLUDED IN OTHER EXPENSES.

[(2) ING INVESTMENTS, LLC (ING), THE INVESTMENT ADVISER TO THE FUND, HAS ENTERED
     INTO WRITTEN EXPENSE LIMITATION AGREEMENTS WITH THE FUND UNDER WHICH IT WILL LIMIT EXPENSES OF THE FUND, EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES, SUBJECT TO POSSIBLE REIMBURSEMENT TO ING WITHIN THREE YEARS. THE AMOUNT OF THE FUND'S EXPENSES WAIVED OR REIMBURSED DURING THE LAST FISCAL YEAR BY ING IS SHOWN UNDER THE HEADING FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. THE EXPENSE LIMIT WILL CONTINUE THROUGH AT LEAST _________________. THE EXPENSE LIMITATION AGREEMENT IS CONTRACTUAL AND SHALL RENEW AUTOMATICALLY FOR ONE-YEAR TERMS UNLESS THE INVESTMENT ADVISER PROVIDES WRITTEN NOTICE OF THE TERMINATION OF THE EXPENSE LIMITATION AGREEMENT AT LEAST 30 DAYS PRIOR TO THE END OF THE THEN CURRENT TERM OR UPON TERMINATION OF THE INVESTMENT MANAGEMENT AGREEMENT].


                                     EXAMPLE

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


                                    1 YEAR(1)    3 YEARS(1)   5 YEARS(1) (2)   10 YEARS(1)
              Class A                 $ 617         $ 923      $ 1,251           $  1,813



(1) ING WAS CONTRACTUALLY OBLIGATED TO WAIVE FEES AND/OR REIMBURSE EXPENSES THROUGH THE GUARANTEE MATURITY DATE. THEREFORE, ALL FIGURES REFLECT A WAIVER/REIMBURSEMENT.

(2) ALL EXISTING CLASS B SHARES CONVERTED TO CLASS A SHARES AT THE END OF THE GUARANTEE PERIOD.


THIS EXAMPLE SHOULD NOT BE CONSIDERED AN INDICATION OF PRIOR OR FUTURE EXPENSES. ACTUAL EXPENSES FOR THE CURRENT YEAR MAY VARY FROM THOSE SHOWN.

HOW ING COMPENSATES INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor"). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") who is responsible for managing the money invested in each of the mutual funds. Both of these entities may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the National Association of Securities Dealers ("NASD") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be
paid for the sale of a particular ING mutual fund.   Those broker-dealers
then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the Distribution Agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a Fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these brokers-dealers or other financial institutions, including affiliated
entities.   These additional fees paid to intermediaries may take the
following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; or (2) as a percentage of that entity's gross sales; or
(3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers or (2) 0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated
companies.    This may take the form of cash incentives and non-cash
compensation, and may include but is not limited to: cash; merchandise;
trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for
advertising and sales campaigns.   The Distributor may also pay concessions
in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest Inc; AG Edwards & Sons; Charles Schwab & Co Inc; Citigroup; Directed Services Inc; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisors LLC; ING Financial Partners Inc; ING Life Insurance and Annuity Company; Legg Mason Wood Walker Inc; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc; Wachovia Securities Inc; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

CONVERTIBLE SECURITIES

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

The derivative instruments in which the Fund may invest include futures contracts and options and swaps.

FUTURES CONTRACTS AND OPTIONS: The Fund may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS: The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if the Sub-Adviser determines it is consistent with the Fund's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Sub-Adviser incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap

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agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. The Sub-Adviser will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

The risks of investing in foreign securities may be greater for emerging markets investments. See the discussion of emerging markets investments under "Other Risks," below.

HIGH YIELD DEBT SECURITIES. Investments in high yield debt securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield debt securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield debt securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield debt securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield debt securities.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations, and thus, are subject to risk of default.

OTHER INVESTMENT COMPANIES. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for

[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

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an ETF's shares may not develop or be maintained or (ii) trading may be halted in the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

U.S. GOVERNMENT SECURITIES. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.

PORTFOLIO TURNOVER. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. [It is expected that the Fund may have a portfolio turnover rate in excess of 200%.] A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


OTHER RISKS

MANAGEMENT RISK.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the NAV of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's fixed-income securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Fixed-income securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed-income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed-income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

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EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund, as described in the SAI and this Prospectus.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipate unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

INDEX STRATEGY. The Fund uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Fund and index performance may be affected by the Fund's expenses, and the timing of purchases and redemptions of the Fund's shares.

[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               More Information About Risks   10

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SHAREHOLDER
GUIDE                                                            THE FUND SHARES
--------------------------------------------------------------------------------



ING PURCHASE OPTIONS(TM)


The Fund is currently closed to new investors. If you opened an account through your investment professional, he or she will guide you through the process of investing in the Fund. If you invested through a retirement plan please refer to your plan materials.


At the end of the Guarantee Period, all existing Class B shares were converted to Class A shares.


CLASS A
-  Front-end sales charge, as described on the next page.
-  Distribution and service (12b-1) fee of 0.25%.

CLASS B
- No front-end sales charge.
- Distribution and service (12b-1) fee of 0.25%
- A CDSC (if shares are sold within 5 years of purchase) as described on the next page.
- Automatic conversion to Class A at the end of the 5 year period after the date of purchase.

----------



When choosing between classes, you should carefully consider:

- how long you plan to hold the Fund;
- the amount of your investment;
- the expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and
- whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Class B shares are not intended for purchase in excess of $100,000. Purchase orders from an individual investor for Class B shares will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed the maximum of $100,000. The Fund cannot ensure that they will identify purchase orders that would cause your investment in Class B shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for those funds.

* Investors who exchange shares of the Fund for shares of other ING Funds will be subject to that other Fund's CDSC schedule.



You should be aware that the ongoing annual expenses along with the initial sales charge or the CDSC associated with the Class A and the Class B shares will impact your investment. For example, the front-end sales charge for Class A shares will have an impact on the investment by the amount of the sales charge. In addition, the relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held.


DISTRIBUTION AND SHAREHOLDER SERVICE FEES


To pay for the cost of promoting the Fund and for servicing your shareholder account, each class of the Fund has adopted a distribution and shareholder services plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.


11    Shareholder Guide

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                                                                     SHAREHOLDER
THE CLASS A SHARES                                                         GUIDE
--------------------------------------------------------------------------------






SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are subject to the following sales charges:




                                   AS A % OF THE     AS A % OF NET
YOUR INVESTMENT                    OFFERING PRICE     ASSET VALUE
---------------                    --------------    --------------
Less than $50,000                      4.75              4.99
$50,000 - $99,999                      4.50              4.71
$100,000 - $249,999                    3.50              3.63
$250,000 - $499,999                    2.50              2.56
$500,000 - $1,000,000                  2.00              2.04
$1,000,000 and over                           See below



INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge for purchases of Class A shares in an amount of $1 million or more. However, the shares may be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of purchase, as follows:




                                                        PERIOD DURING
                                                            WHICH
YOUR INVESTMENT                          CDSC           CDSC APPLIES
---------------                        --------         -------------
$1,000,000 - $2,999,999                  1.00%             1st Year
                                         0.50              2nd Year
$3,000,000 - $19,999,999                 0.50              2 Years
$20,000,000 and over                     0.25              2 Years



CLASS B

Class B shares are offered at their NAV per share without any initial sales charge. However, a CDSC may be charged on shares that are sold within 5 years of purchase. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

The table below shows the applicable CDSC based on the time invested.




REDEMPTION DURING                         CDSC
-----------------                         ----
1st year after purchase                    5%
2nd year after purchase                    4
3rd year after purchase                    3
4th year after purchase                    3
5th year after purchase                    2
6th year and beyond                       None


SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may be entitled to a reduced sales charge on a purchase of Class A shares of the Fund by combining multiple purchases of any of the ING Funds (other than ING Aeltus Money Market Fund) which offers Class A shares to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets investors add the value of shares they already own to the amount of their next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.


CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

-  Mandatory distributions from a tax-deferred retirement plan or an IRA.


-  Reinvestment of dividends and capital gains distributions.


If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

SALES CHARGE WAIVERS. In addition to the sales charge waiver based on investment size, Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    12

HOW TO PURCHASE ADDITIONAL SHARES                              SHAREHOLDER GUIDE
--------------------------------------------------------------------------------



REINSTATEMENT PRIVILEGE. If you sell Class B shares during the Index Plus Large Cap Period, you won't pay a CDSC if you reinvest any of the proceeds in the same share class within 90 days of the sale. You can invest up to the amount of the sale proceeds and we will credit your account with any CDSC paid in proportion to the amount reinvested. Reinstated Class B shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If an investor wants to use the Reinstatement Privilege, the investor should contact their financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

The minimum additional investment during the Index Plus Large Cap Period (for existing shareholders only) is $100.

The Fund reserves the right to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.


PURCHASE OF SHARES

The minimum investment amounts for the Funds are as follows:

-  Non-retirement accounts: $1,000

-  Retirement accounts: $250

-  Pre-Authorized Investment Plan: you must invest at least $100 a month.

Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

-  Name;

-  Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING -- MARKET TIMING

The Fund is intended for long-term investment and not as short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a



                                                ADDITIONAL
    METHOD                                      INVESTMENT
BY CONTACTING                   Visit or consult an investment professional.
YOUR
INVESTMENT
PROFESSIONAL

BY MAIL Fill out the Account Additions form included on the bottom of your account statement along with your check payable to the ING Funds and mail them to the address on the account statement. Remember to write your account number on the check.

BY WIRE Instruct your bank to wire funds to the Fund in the care of:

                                       State Street Bank & Trust Company
                                       ABA #101003621
                                       Kansas City, MO
                                       Credit to: ____________________
                                       A/C #751-8315 for further credit to
                                       shareholder A/C # _____________
                                       (your account number).


[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide   13

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

The Fund's investment in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in that fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders of the Fund are limited to four exchanges among the ING Complex of Funds or equivalent purchase and redemption transactions, within a one-year period, other than transactions associated with the Systematic Exchange Privilege or other automatic purchases or redemptions. Additionally, the Fund monitors the trading activity of persons or entities that have been associated with market timing historically. The Fund reserves the right to modify the frequent trading policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customer trading activity on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor frequent, short-term trading within the Fund by the financial intermediary's customers. The Fund seeks assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Fund seeks to implement the policies and procedures described above through instructions to the Fund's administrator, ING Funds Services, LLC.

14   Shareholder Guide

SHAREHOLDER
GUIDE                                                       HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.


Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

During the Index Plus LargeCap Period, you may elect to make periodic withdrawals from your account on a regular basis.

-  Your account must have a current value of at least $10,000.

-  Minimum withdrawal amount is $100.

-  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delays, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

      METHOD                                PROCEDURES
BY CONTACTING YOUR           You may redeem shares by contacting your investment
INVESTMENT                   professional. Investment professionals may charge
PROFESSIONAL                 for their services in connection with your
                             redemption request, but neither the Fund nor the
                             Distributor imposes any such charge.

BY MAIL Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                             ING Funds
                             P.O. Box 219368
                             Kansas City, MO 64121-9368

                             If certified shares have been issued, the certificate must accompany the written request.
                             Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certificate is provided on the Account Application.
                             A signature guarantee may be required.

BY TELEPHONE--               You may redeem shares by telephone on all accounts
EXPEDITED REDEMPTION         other than retirement accounts, unless you check
                             the box on the Account Application which signifies
                             that you do not wish to use telephone redemptions.
                             To redeem by telephone, call the Shareholder
                             Services Representative at (800) 992-0180.

                             RECEIVING PROCEEDS BY CHECK:

                             You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with ING Funds for at least 30 days.

                             RECEIVING PROCEEDS BY WIRE:

                             You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.


See the section above discussing Frequent Trading/Market Timing.


15   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value ("NAV") per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost (unless the amortized cost does not approximate market value), which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, a Fund will use a fair value for the security, determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;
- Securities of an issuer that has entered into a restructuring;
- Securities whose trading has been halted or suspended;
- Fixed-income securities that have gone into default and for which there are no current market value quotations; and
- Securities that are restricted as to transfer or resale.

The Fund, the Sub-Adviser or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser and the Sub-Adviser make such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.


PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES


You may exchange shares of the Fund for shares of the same class of any other ING Fund then open to new investments, except for the ING Institutional Prime Money Market Fund and ING Corporate Leaders Trust Fund, during the Index Plus Large Cap Period without paying any additional sales charge, except that Class A shares of ING Aeltus Money Market Fund and ING Classic Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another ING Fund. Shares subject to a CDSC will continue to age from the date the original shares were purchased.





[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     16

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------


The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.


If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval Fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for that Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the ING Senior Income Fund will normally make monthly repurchase offers for not less than 5.00% of its outstanding common shares. If more than 5.00% of the ING Senior Income Fund's common shares are tendered, you may not be able to liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.



In addition to the Fund available in this Prospectus, ING Funds Distributor, INC. ("Distributor") offers many other funds. Shareholders exercising the exchange privilege with any ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE TO ING SENIOR INCOME FUND

You are not required to pay an additional CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be based on the date you first acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund and ING Institutional Prime Money Market Fund. This exchange privilege may be modified at any time or terminated upon 60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserve the right upon 30 days' prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than $1,000, other than as a result of a decline in the NAV per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at
(800) 992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual shareholder reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

17     Shareholder Guide

ADVISER
AND SUB-ADVISER                                           MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" or "Adviser"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2005, ING Investments managed over $39.2 billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly advisory fee for its services based on the average daily net assets of the Fund.


Index Plus Large Cap Period                  0.45%



For information regarding the basis for the Board's approval of the investment advisory and sub-advisory relationship, please refer to the Fund's annual shareholders report dated May 31, 2005.


SUB-ADVISER


ING has engaged ING Investment Management, Co., a Connecticut corporation ("ING IM"), to serve as the investment sub-adviser to the Fund's portfolio. ING IM is responsible for managing the assets of the Fund in accordance with its investment objectives and policies, subject to oversight by ING.

Founded in 1972, ING IM is registered as an investment adviser. ING IM is an indirect wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2005, ING IM managed over $57.6 billion in assets.


Its principal office is located at 230 Park Avenue, New York, New York 10169.

For its services, ING IM is entitled to receive a sub-advisory fee as set forth below. The sub-advisory fee is expressed as an annual rate based on the average daily net assets of the Fund.


Index Plus Large Cap Period                   0.203%



PORTFOLIO MANAGEMENT DURING THE INDEX PLUS LARGE CAP PERIOD

PORTFOLIO MANAGEMENT AND ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, ING IM, serves as strategist for the Fund and is responsible for overseeing the overall Fund's strategy and the allocation of Fund assets. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as Portfolio Strategist of the ING Principal Protection and ING GET Funds. Ms. Fernandez has served as the strategist for the Fund since its inception. Ms. Fernandez is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna, Inc.

The following individuals share responsibility for the day-to-day management of the Fund.

Hugh T. M. Whelan, Portfolio Manager, ING IM, co-manages the Fund. Mr. Whelan has co-managed the Equity Component of the Fund during the Offering Period and the Guarantee Period. Mr. Whelan has been with ING IM since 1989 and is Head of Quantitative Equities. Previously, Mr. Whelan served as an analyst in ING IM's fixed income group since 1994.

Douglas E. Cote, Portfolio Manager, ING IM, co-manages the Fund. Mr. Cote has co-managed the Equity Component of the Fund during the Offering Period and the Guarantee Period since the Fund's inception. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for ING IM's equity department.

Messrs Whelan and Cote had primary responsibility for management of the Fund during the Guarantee Period.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the Fund.




[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Fund     18

DIVIDENDS,
DISTRIBUTIONS
AND TAXES
--------------------------------------------------------------------------------


DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.

Dividends from net investment income are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) of the Fund will be reduced by the amount of the payment.


DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A and B shares of the Fund invested in another ING Fund that offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Current tax law provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.


If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as a "buying a dividend."

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. There will also be interest income from investments included in the Fixed Component (including income attributable to the purchase of a bond at a discount below its principal amount). As noted above, distribution of any gains and income will be taxable to shareholders even if such distributions are reinvested in the Fund's shares. Shareholders may receive taxable distributions of income and gains from investments included in the Fixed Component even in situations where the Fund has capital losses from investments in the Equity Component.


If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the
shares.   Additionally, any loss realized on a sale, redemption  or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of
that Fund.   If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the SAI for further information regarding tax matters.

19     Dividends, Distributions and Taxes

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------

These highlights are intended to help you understand the Fund's performance since its commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been derived from the Fund's financial statement which has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statement, are included in the Fund's annual shareholder report, which is available upon request.


(for one outstanding share throughout each period)


                                                                                       CLASS A
                                                     ---------------------------------------------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                     OCTOBER 31, 2004    OCTOBER 31, 2003    OCTOBER 31, 2002   OCTOBER 31, 2001
                                                     ----------------    ----------------    ----------------   ----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income
    Net realized and change in
      unrealized gain or loss on
      investments


        Total from investment operations

LESS DISTRIBUTIONS:
    From net investment income


        Total distributions

Net asset value, end of period


Total return
Net assets, end of period (000's)
Ratio of net investment expenses to
  average net assets
Ratio of net investment income to
  average net assets
Ratio of expenses before reimbursement and waiver to
  average net assets
Portfolio turnover rate


                                                                                       CLASS B
                                                     ---------------------------------------------------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                     OCTOBER 31, 2004    OCTOBER 31, 2003    OCTOBER 31, 2002   OCTOBER 31, 2001
                                                     ----------------    ----------------    ----------------   ----------------
Net asset value, beginning of period

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income
    Net realized and change in
      unrealized gain or loss on
      investments


        Total from investment operations

LESS DISTRIBUTIONS:
    From net investment income


        Total distributions

Net asset value, end of period


Total return
Net assets, end of period (000's)
Ratio of net investment expenses to
  average net assets
Ratio of net investment income to
  average net assets
Ratio of expenses before reimbursement and waiver to
  average net assets
Portfolio turnover rate


* REPRESENTS PERFORMANCE BEGINNING ON THE FIRST DAY OF THE GUARANTEE PERIOD (12-01-00).

(1)  ANNUALIZED.

[GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.
                                                     Financial Highlights     20

WHERE TO GO FOR MORE INFORMATION

The Funds are a series of ING Series Funds, Inc., a Maryland corporation. You'll find more information about the Fund in our:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS



In the Fund's annual/semi-annual shareholder reports, you will find a discussion of the recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder reports only).


STATEMENT OF ADDITIONAL INFORMATION ("SAI")


The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the SAI. A copy has been filed with the SEC. Additional information about the Fund is available in annual and semi-annual shareholders reports. In such reports, you will find a discussion of the market conditions and investment stratgies that significantly affected the Fund's performance, the financial statements and the independent registered public accounting firms report (annual shareholders respectively).



Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, the SAI or other Fund information.


To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F. Street, N.E.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.

When contacting the SEC, you will want to refer to the Funds' SEC file number. The file number is as follows: 33-41694


[ING FUNDS LOGO]

                                                 PRPRO-AFDEABC     (0905-093005)

In addition to the Fund offered in this Prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.



DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

DOMESTIC EQUITY GROWTH FUNDS
ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund
ING Value Opportunity Fund

FIXED INCOME FUNDS
ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

GLOBAL EQUITY
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Worldwide Growth Fund

INTERNATIONAL EQUITY
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International Growth Fund
ING International SmallCap Fund
ING Precious Metals Fund
ING Russia Fund

LOAN PARTICIPATION FUNDS ING
Senior Income Fund

MONEY MARKET FUNDS
ING Aeltus Money Market Fund
ING Classic Money Market Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Growth Fund
ING Strategic Allocation Balanced Fund
ING Strategic Allocation Income Fund

                              ING SERIES FUND, INC.

                        ING INDEX PLUS [PROTECTION] FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER __, 2005

     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the current Prospectus for the ING Index Plus Fund, a series of ING Series Fund, Inc. (the "Company"). Capitalized terms not defined herein are used as defined in the Prospectus. The Company is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies only to the ING Index Plus Fund (the "Fund").

     A free copy of the Fund's Prospectus is available upon request by writing to the Fund at: 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, by calling: 1-800-992-0180, or by going to www.ingfunds.com.

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                          2
INVESTMENT RESTRICTIONS AND POLICIES                                         2
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS                       4
THE ASSET ALLOCATION PROCESS                                                14
MANAGEMENT OF THE FUND                                                      16
COMPENSATION OF DIRECTORS                                                   21
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                  22
DISCLOSURE OF PORTFOLIO SECURITIES                                          24
INVESTMENT MANAGEMENT AGREEMENT                                             25
SUB-ADVISORY AGREEMENT                                                      26
PROXY VOTING PROCEDURES                                                     29
ADMINISTRATIVE SERVICES AGREEMENT                                           30
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS                         30
RULE 12(b)-1 PLANS                                                          31
CODE OF ETHICS                                                              34
PURCHASE AND REDEMPTION OF SHARES                                           34
BROKERAGE ALLOCATION AND TRADING POLICIES                                   37
SHAREHOLDER ACCOUNTS AND SERVICES                                           38
NET ASSET VALUE                                                             39
TAX STATUS [SECTION UNDER REVIEW]                                           41
PERFORMANCE INFORMATION                                                     41
CUSTODIAN                                                                   42
TRANSFER AGENT                                                              42
LEGAL COUNSEL                                                               42
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                               42
FINANCIAL STATEMENTS                                                        43

                               GENERAL INFORMATION

     ORGANIZATION. The Company was incorporated under the laws of Maryland on June 17, 1991.

     SERIES AND CLASSES. Although the Company currently offers multiple series, this Statement applies only to the Fund. The Board of Directors "Board" has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund were classified into two classes: Class A and Class B. Each class of shares has the same rights, privileges and preferences, except with respect to: (a) the effect of sales charges for each class; (b) the distribution fees borne by each class; (c) the expenses allocable exclusively to each class; and (d) voting rights on matters exclusively affecting a single class.

     CAPITAL STOCK. Fund shares are fully paid and nonassessable when issued. Fund shares have no preemptive or conversion rights, except that existing Class B shares automatically converted to Class A shares at the end of the Guarantee Period. Each share of the Fund has the same rights to share in dividends declared by the Fund. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     VOTING RIGHTS. Shareholders of the Fund are entitled to one vote for each full share held (and fractional votes for fractional shares of each class held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors, in which event the holders of the remaining shares will be unable to elect any person as a Director.

     The Company's charter may be amended if the amendment is declared advisable by the Directors and approved by the shareholders of the Company by the affirmative vote of a majority of all the votes entitled to be cast on the matter. The Directors may also amend the charter without the vote or consent of shareholders if they deem it necessary to conform the charter to applicable federal or state laws, change the name of the Company or make other changes that do not materially adversely affect the rights of shareholders.

     SHAREHOLDER MEETINGS. The Company is not required, and does not intend, to hold annual shareholder meetings. The Company's By-laws provide for meetings of shareholders to elect Directors at such times as may be determined by the Board or as required by the Investment Company Act of 1940, as amended (the "1940 Act"). If requested by the holders of at least 10% of the Company's outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

     1940 ACT CLASSIFICATION. The Fund is a diversified open-end management investment company, as defined under the 1940 Act. The 1940 Act generally requires that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

                      INVESTMENT RESTRICTIONS AND POLICIES

     Certain investment policies of the Fund are matters of fundamental policy for purposes of the 1940 Act and therefore cannot be changed without approval by the holders of the lesser of: (a) 67% of the shares of the Fund present at a shareholders' meeting if the holders of more than 50% of the shares then outstanding are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

     As a matter of fundamental policy, the Fund will not:

     (1) Borrow money, except that (a) the Fund may enter into certain futures contracts and, during the Index Plus Large Cap Period, options related thereto;
(b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Fund's assets fails to meet the 300% coverage requirement relative only to leveraging, the Fund shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

     (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended (the "1933 Act").

     (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts (REITs), which deal in real estate or interests therein; or (ii) during the Index Plus Large Cap Period, the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

     (4) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and, during the Index Plus Large Cap Period, lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (5) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options; and may engage in transactions on a when-issued or forward commitment basis.

     (6) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (7) Concentrate its investments in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

     Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an investment, in net or total assets, in the securities rating of the investment, or any other change. With respect to fundamental policy number (7) above, industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

     The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

     (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

     (2) Invest in companies for the purpose of exercising control or management.

     (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

     (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

     (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals;

     (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's Investors Service, Inc. (Moody's), or, if unrated, considered by the Adviser or Sub-Adviser to be of comparable quality).

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

     The Fund is managed by ING Investment Management Co. ("ING IM" or "Sub-Adviser") (formerly Aeltus Investment Management, Inc.), subject to oversight by the investment adviser ING Investments, LLC ("ING Investments" or "Advisor"), as described more fully in the ADVISER section below.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVE INSTRUMENTS DURING THE INDEX PLUS LARGE CAP PERIOD

     During the Index Plus Large Cap Period, the Fund may use certain derivative instruments, described below and in the Prospectus, as a means of achieving its investment objective. For purposes other than hedging, the Fund will invest no more than 5% of its assets in derivatives that at the time of purchase are considered by management to involve high risk to the Fund, such as inverse floaters.

     Derivatives that may be used by the Fund include forward contracts, swaps, structured notes, futures and options. The Fund may invest up to 30% of its assets in lower risk derivatives for hedging purposes, or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Asset-backed securities other than those described in the preceding paragraph, STRIPS (Separate Trading of Registered Interest and Principal of Securities) and forward exchange contracts are not subject to this 30% limitation.

     The following provides additional information about those derivative instruments the Fund may use during the Index Plus Large Cap Period:

     FUTURES CONTRACTS. The Fund may enter into futures contracts and options thereon subject to the restrictions described below under "Additional Restrictions on the Use of Futures and Option Contracts." The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and standardized as to maturity date and underlying financial instrument. (For additional information regarding the Fund's use of futures contracts during the Index Plus Large Cap Period, see "Additional Information Regarding the Use of Futures" above.)

     The Fund can buy and write (sell) options on futures contracts. The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts. See "Call and Put Options" below for additional restrictions.

     CALL AND PUT OPTIONS The Fund may purchase and write (sell) call options and put options on securities, indices and futures as discussed in the Prospectus, subject to the restrictions described in this section and under

"Additional Restrictions on the Use of Futures and Option Contracts." A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of ING IM.

     The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund's net assets to be designated to cover all put obligations. The Fund may not buy put options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is "covered" (i.e., it already owns the underlying security). Securities it "already owns" include any stock which it has the right to acquire without any additional payment, at its discretion for as long as the call remains outstanding. This restriction does not apply to the writing of calls on securities indices or futures contracts. The Fund will not write call options on when-issued securities. The Fund purchases call options on indices primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

     So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

     When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

     An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

     The Fund may write calls on securities indices and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund's obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

     In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

     If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.

     The Fund may purchase put options when ING IM believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security. The purchase of put options may be used to protect the Fund's holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

     The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund. This liability will be adjusted daily to the option's current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund. This asset will be adjusted daily to the option's current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

     FOREIGN FUTURES CONTRACTS AND FOREIGN OPTIONS. The Fund may engage in transactions in foreign futures contracts and foreign options. Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (NFA) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

     OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

     FORWARD EXCHANGE CONTRACTS. The Fund may enter into forward contracts for foreign currency (forward exchange contracts), which obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of ING IM to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

     The Fund may use forward exchange contracts to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

     The cost to the Fund of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, ING IM must evaluate the credit and performance risk of each particular counterparty under a forward contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     SWAP TRANSACTIONS. The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

     Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form or variety of swap agreement if ING IM determines it is consistent with the Fund's investment objective and policies.

     The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If ING IM incorrectly forecasts such change, the Fund's performance would be less than if the Fund had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

     If the counterparty to a swap defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. ING IM will monitor the creditworthiness of counterparties to the Fund's swap transactions on an ongoing basis.

     The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. The average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

     Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

     The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

     The coupon rate of interest on asset-backed securities is lower than the interest rates paid on the loans included in the underlying pool, by the amount of the fees paid to the pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

     STRIPS. The Fund may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. (For additional information, see "Additional Investment Techniques and Risk Factors During the Index Plus Large Cap Period - Zero Coupon Securities" below.)

ADDITIONAL RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS CONTRACTS

     CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market. With respect to futures contracts or related options that are entered into during the Index Plus Large Cap Period for purposes that may be considered speculative, the aggregate initial margin for future contracts and premiums for options will not exceed 5% of the Fund's net assets, after taking into account realized profits and unrealized losses on such futures contracts.

ADDITIONAL RISK FACTORS IN USING DERIVATIVES

     In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Fund's transactions in derivatives.

     RISK OF IMPERFECT CORRELATION. The Fund's ability to hedge effectively all or a portion of its portfolio through transactions in futures, options on futures or options on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged does not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken.

     POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio, or the relevant portion thereof.

     The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     RISK OF PREDICTING INTEREST RATE MOVEMENTS. Investments in futures contracts on fixed income securities and related indices involve the risk that if the judgment of ING IM concerning the general direction of interest rates is incorrect, the overall performance of the Fund may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

     TRADING AND POSITION LIMITS. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Company does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Fund.

     COUNTERPARTY RISK. With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund.

ADDITIONAL INVESTMENT TECHNIQUES AND RISK FACTORS DURING THE INDEX PLUS LARGE CAP PERIOD

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with domestic banks and broker-dealers meeting certain size and creditworthiness standards approved by the Board. Under a repurchase agreement, the Fund may acquire a debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Such underlying debt instruments serving as collateral will meet the quality standards of the Fund. The market value of the underlying debt instruments will, at all times, be equal to the dollar amount invested. Repurchase agreements, although fully collateralized, involve the risk that the seller of the securities may fail to repurchase them from the Fund. In that event, the Fund may incur (a) disposition costs in connection with liquidating the collateral, or (b) a loss if the collateral declines in value. Also, if the default on the part of the seller is due to insolvency and the seller initiates bankruptcy proceedings, the Fund's ability to liquidate the collateral may be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

     VARIABLE RATE DEMAND AND FLOATING RATE INSTRUMENTS. The Fund may invest in variable rate demand and floating rate instruments. Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days), and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days and which cannot be disposed of promptly within seven business days and in the usual course of business without taking a reduced price will be treated as illiquid securities.

     FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in exchange rates, adverse foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign issuer than about a U.S. company, and foreign issuers may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the U.S. The Company might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     All these risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East, than in more established markets, such as Western Europe.

     Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts (ADRs), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts (EDRs), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts (GDRs), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

     HIGH-YIELD BONDS. The Fund may invest in high-yield bonds, subject to the limits described above and in the Prospectus. High-yield bonds are fixed income securities that offer a current yield above that generally available on debt securities rated in the four highest categories by Moody's and S&P or other rating agencies, or, if unrated, are considered to be of comparable quality by ING IM. These securities include:

     (a) fixed rate corporate debt obligations (including bonds, debentures and notes) rated below Baa3 by Moody's or BBB- by S&P;

     (b) preferred stocks that have yields comparable to those of high-yielding debt securities; and

     (c) any securities convertible into any of the foregoing.

     Debt obligations rated below Baa3/BBB- generally involve more risk of loss of principal and income than higher-rated securities. Their yields and market values tend to fluctuate more. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund's net asset values. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. Lower ratings, however, may not necessarily indicate higher risks. In pursuing the Fund's objectives, ING IM seeks to identify situations in which ING IM believes that future developments will enhance the creditworthiness and the ratings of the issuer.

     Some of the risks associated with high-yield bonds include:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

     Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing, than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund's net asset values. Furthermore, in the case of high-yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

     PAYMENT EXPECTATIONS. High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security, resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

     LIQUIDITY AND VALUATION RISKS. Some issuers of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

     LIMITATIONS OF CREDIT RATINGS. The credit ratings assigned to high-yield bonds may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of such securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, ING IM primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus the achievement of the Fund's investment objective may be more dependent on ING IM's own credit analysis than might be the case for a fund which does not invest in these securities.

     ZERO COUPON AND PAY-IN-KIND SECURITIES. The Fund may invest in zero coupon securities and pay-in-kind securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

     Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Fund must distribute substantially all of its net income (including non-cash income attributable to zero coupon securities) to its shareholders each year for income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. These actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund.

     The risks associated with lower-rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

     CONVERTIBLES. The Fund may invest in convertible securities. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation.

     REAL ESTATE SECURITIES. The Fund may invest in real estate securities, including interests in REITs, real estate development, real estate operating companies, and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both. The Fund will invest in REITs only to the extent that they are included in the S&P 500 Index.

     Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

     EQUITY SECURITIES OF SMALLER COMPANIES. The Fund may invest in equity securities issued by U.S. companies with smaller market capitalizations. These companies may be in an early developmental stage or may be older companies entering a new stage of growth due to management changes, new technology, products or markets. The securities of small-capitalization companies may also be undervalued due to poor economic conditions, market decline or actual or unanticipated unfavorable developments affecting the companies. Securities of small-capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers but there are additional risks associated with them. These risks include: limited marketability; more abrupt or erratic market movements than securities of larger capitalization companies; and less publicly available information about the company and its securities. In addition, these companies may be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance.

     SUPRANATIONAL AGENCIES. The Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     BORROWING. The Fund may borrow up to 5% of the value of its total assets from a bank for temporary or emergency purposes. The Fund may borrow for leveraging purposes only if after the borrowing, the value of the Fund's net assets including proceeds from the borrowings, is equal to at least 300% of all outstanding borrowings. Leveraging can increase the volatility of the Fund since it exaggerates the effects of changes in the value of the securities purchased with the borrowed funds. The Fund does not intend to borrow for leveraging purposes, except that it may invest in leveraged derivatives which have certain risks as outlined above.

ADDITIONAL INVESTMENT TECHNIQUES AND RISK FACTORS DURING BOTH THE GUARANTEE PERIOD AND THE INDEX PLUS LARGE CAP PERIOD

     ILLIQUID SECURITIES. The Fund may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Securities that may be resold under Rule 144A under the 1933 Act or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. ING IM shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 10% of net assets of the Fund during the Index Plus Large Cap Period.

     BANK OBLIGATIONS. The Fund may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

OTHER INVESTMENT COMPANIES

     The Fund may invest in other investment companies ("Underlying Funds"). The Fund may not (i) invest more than 10% of its total assets in Underlying Funds,
(ii) invest more than 5% of its total assets in any one underlying Fund, or
(iii) purchase greater than 3% of the total outstanding securities of any Underlying Funds.

     EXCHANGE TRADED FUNDS. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash, and thereby may incur additional brokerage costs. The Fund's investment in ETFs will be subject to the expense imposed by the ETFs in addition to the expenses of the Fund.

     The Fund may invest in ETFs subject to those restrictions under the 1940 Act applicable to investments in Underlying Funds.

                          THE ASSET ALLOCATION PROCESS

     ING IM looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility and the market value of Fund assets. If interest rates are low, Fund assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. I

     The asset allocation process will be affected by ING IM's ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by ING IM's proprietary model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be limited.

     The process of asset reallocation results in additional transaction costs such as brokerage commissions. The Fund will likely incur increased transactional costs during periods of high volatility. To moderate such costs, ING IM has built into its proprietary model a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                             MANAGEMENT OF THE FUND

MANAGEMENT OF THE COMPANY/TRUST

Set forth in the table below is information about each Director of the Company and the Fund.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                               POSITION(S) HELD TERM OF OFFICE                           FUND COMPLEX
                                  WITH EACH     AND LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN BY  OTHER BOARD MEMBERSHIPS HELD
     NAME, ADDRESS AND AGE      COMPANY/TRUST   TIME SERVED(1)  DURING THE PAST 5 YEARS    DIRECTOR(2)          BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. SCOTT FOX(3)                Director         December 1997 - Vice Chairman and Chief        47      The Greater Hartford Arts
7337 East Doubletree Ranch Rd.                  Present         Operating Officer, ING                 Council. (July 2002 -
Scottsdale, Arizona  85258                                      Investment Management,                 Present).
Age:  50                                                        LLC (Sept. 2002 -
                                                                Present); President and
                                                                Chief Executive Officer
                                                                (April 2001 - Present);
                                                                Managing Director and
                                                                Chief Operating Officer
                                                                ING Investment Management
                                                                Co. (April 1994 - April
                                                                2001).

THOMAS J. MCINERNEY(4)(5)      Director         April 2002 -    Chief Executive Officer,       200     Equitable Life Insurance Co.,
7337 East Doubletree Ranch Rd.                  Present         ING U.S. Financial                     Golden American Life
Scottsdale, Arizona 85258                                       Services (September 2001-              Insurance Co., Life Insurance
Age:  49                                                        Present); General Manager              Company of Georgia,
                                                                and Chief Executive                    Midwestern United Life
                                                                Officer, U.S. Financial                Insurance Co., ReliaStar Life
                                                                Services (December 2003-               Insurance Co., Security Life
                                                                December 2004); Chief                  of Denver, Security
                                                                Executive Officer, ING US              Connecticut Life Insurance
                                                                Financial Services                     Co., Southland Life Insurance
                                                                (September 001 - December              Co., USG Annuity and Life
                                                                2003); General Manager                 Company, and United Life and
                                                                and Chief Executive                    Annuity Insurance Co. Inc;
                                                                Officer, Worksite                      Ameribest Life Insurance Co.
                                                                Financial Services                     First Columbine Life
                                                                (December 2000- September              Insurance Co.; and Metro
                                                                2001).                                 Atlanta Chamber of Commerce
                                                                                                       (January 2005 - Present).

DIRECTORS WHO ARE NOT "INTERESTED PERSONS"

ALBERT E. DEPRINCE, JR.        Director         June 1998 -     Professor of Economics         47      President - Elect, Academy of
7337 East Doubletree Ranch Rd.                  Present         and Finance, Middle                    Economics and Finance
Scottsdale, Arizona 85258                                       Tennessee State                        (February 2005 - Present);
Age:  64                                                        University (August 1991-               First Vice-President, Academy
                                                                Present); and Director,                of Economics and Finance
                                                                Business and Economic                  (February 2004 - February
                                                                Research Center (August                2005); Second Vice President,
                                                                1999 - August 2002).                   Academy of Economics and
                                                                                                       Finance (February 2003 -
                                                                                                       February 2004); Academy of
                                                                                                       Economics and Finance
                                                                                                       (February 2002 - February
                                                                                                       2003); Executive Committee,
                                                                                                       International Atlantic
                                                                                                       Economic Society (October
                                                                                                       2002-October 2005); and
                                                                                                       Tennessee Tax Structure Sandy
                                                                                                       Commission (December 2002 -
                                                                                                       December 2004).

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                               POSITION(S) HELD TERM OF OFFICE                           FUND COMPLEX
                                  WITH EACH     AND LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN BY  OTHER BOARD MEMBERSHIPS HELD
     NAME, ADDRESS AND AGE      COMPANY/TRUST   TIME SERVED(1)  DURING THE PAST 5 YEARS    DIRECTOR(2)          BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
MARIA T. FIGHETTI              Director         April 1994 -    Retired. Formerly,             47      None
7337 East Doubletree Ranch Rd.                  Present         Attorney, New York City
Scottsdale, Arizona 85258                                       Department of Mental
Age:  62                                                        Health (June 1973 -
                                                                October 2002) and
                                                                Associate Commissioner
                                                                (1995 - 2002).

SIDNEY KOCH                    Chairman and     April 1994 -    Self-Employed Consultant       47      Northwest Center for the
7337 East Doubletree Ranch Rd. Director         Present         (January 1993 - Present).              Arts, Torrington, CT.
Scottsdale, Arizona 85258
Age:  70

DR. CORINE T. NORGAARD         Director         June 1991-      President, Thompson            47      Mass Mutual Corporate and
7337 East Doubletree Ranch Rd.                  Present         Enterprises (October 2004              Participation Investors
Scottsdale, Arizona 85258                                       - Present). Formerly,                  (April 1997 - Present);
Age:  68                                                        Dean of the Barney School              Advest Trust Company (1998 -
                                                                of Business, University                Present); Connecticut Health
                                                                of Hartford (August 1996               Foundation (2002 - Present).
                                                                - June 2004).

EDWARD T. O'DELL               Director         June 2002 -     Retired. Formerly,             47      None
7337 East Doubletree Ranch Rd.                  Present         Partner of Goodwin
Scottsdale, Arizona 85258                                       Procter LLP (June 1966 -
Age:  69                                                        September 2000).

JOSEPH E. OBERMEYER            Director         January 2003 -  President, Obermeyer &         47      None
7337 East Doubletree Ranch Rd.                  Present         Associates, Inc.
Scottsdale, Arizona 85258                                       (November 1999 -
Age:  47                                                        Present).

     (1)  Directors serve until their successors are duly elected and qualified.
     (2) For the purposes of this table, "Fund Complex" means the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds, Inc.; ING Variable Portfolios, Inc.; and ING Series Fund, Inc.
     (3)Mr. Fox is an "interested person", as defined by the 1940 Act, because of his relationship with ING Investment Management Co., an affiliate of ING Investments, LLC.
     (4) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his relationship with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
     (5) Mr. McInerney is also a director of the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund, and ING Partners, Inc. therefore, for the purposes of this table with reference to Mr. McInerney, "Fund Complex" includes these investment companies.

OFFICERS

Information about the Company's/Trust's officers are set forth in the table below:

                               POSITION HELD WITH THE     TERM OF OFFICE AND LENGTH PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE          COMPANY/TRUST              OF TIME SERVED (1)        YEARS
------------------------------ -------------------------- ------------------------- ------------------------------------------------
JAMES M. HENNESSY              President, Chief           March 2002- Present       President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd. Executive                                            Investments, LLC (2) (December - Present).
Scottsdale, Arizona 85258      Officer and Chief                                    Formerly, Senior Executive Vice President and
Age:  56                       Operating                                            Chief Operating Officer, ING Investments, LLC
                               Officer                                              (2) (April 1995 - December 2000); and Executive
                                                                                    Vice President, ING Investments, LLC (2) (May
                                                                                    1998 - June 2000).

MICHAEL J. ROLAND              Executive Vice President   April 2002- Present       Executive Vice President (December 2001 -
7337 East Doubletree Ranch Rd.                                                      Present) and Chief Compliance Officer (October
Scottsdale, Arizona 85258                                                           2004 - Present), ING Investments, LLC (2).
Age:  46                                                                            Formerly, Chief Financial Officer and Treasurer,
                                                                                    ING Investments, LLC (2) (December 2001 - March
                                                                                    2005); Senior Vice President, ING Investments,
                                                                                    LLC (2) (June 1998 - December 2001).

STANLEY D. VYNER               Executive Vice President   March 2002- Present       Executive Vice President, ING Investments, LLC
7337 East Doubletree Ranch Rd.                                                      (2) (July 2000 - Present) and Chief Investment
Scottsdale, Arizona 85258                                                           Risk Officer (January 2003 - Present); Formerly,
Age:  54                                                                            Chief Investment Officer of the International
                                                                                    Portfolios, ING Investments, LLC (2) (August
                                                                                    2000 - January 2003); and, Chief Executive
                                                                                    Officer, ING Investments, LLC (2) (August 1996 -
                                                                                    August 2000).

JOSEPH M. O'DONNELL            Chief Compliance Officer   November 2004 - Present   Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.                                                      (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                           President, Chief Legal Counsel, Chief Compliance
Age:  50                                                                            Officer and Secretary of Atlas Securities, Inc.,
                                                                                    Atlas Advisers, Inc. and Atlas Funds (October
                                                                                    2001 - October 2004); and Chief Operating
                                                                                    Officer and General Counsel of Matthews
                                                                                    International Capital Management LLC and Vice
                                                                                    President and Secretary of Matthews
                                                                                    International Funds (August 1999 - May 2001).

ROBERT S. NAKA                 Senior Vice President and  February 2002- Present    Senior Vice President and Assistant Secretary,
7337 East Doubletree Ranch Rd. Assistant Secretary                                  ING Funds Services, LLC, (3) (October 2001 -
Scottsdale, Arizona 85258                                                           Present). Formerly, Senior Vice President, ING
Age:  41                                                                            Fund Services, LLC (3) (August 1999 - October
                                                                                    2001).

TODD MODIC                     Senior Vice President,     March 2005 - Present      Senior Vice President, ING Funds Services (3)
7337 East Doubletree Ranch Rd. Chief/Principal                                      (April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258      Financial Officer                                    President, ING Funds Services, LLC (3)
Age:  37                                                                            (September 2002 - March 2005); Director of
                                                                                    Financial Reporting, ING Investments, LLC (2)
                                                                                    (March 2001 - September 2002) and Director of
                                                                                    Financial Reporting, Axient Communications, Inc.
                                                                                    (May 2000 - January 2001).

KIMBERLY A. ANDERSON           Senior Vice President      December 2003- Present    Senior Vice President, ING Investments, LLC (2)
7337 East Doubletree Ranch Rd.                                                      (October 2003 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                           President and Assistant Secretary, ING
Age:  40                                                                            Investments, LLC (2) (October 2001 - October
                                                                                    2003); Assistant Vice President, ING Funds
                                                                                    Services, LLC (3) (November 1999 - January
                                                                                    2001).

THERESA K. KELETY              Secretary                  September 2003- Present   Counsel, ING U.S. Legal Services (April 2003 -
7337 East Doubletree Ranch Rd.                                                      Present). Formerly, Senior Associate with
Scottsdale, Arizona 85258                                                           Shearman & Sterling (February 2000 - April
Age:  42                                                                            2003).

                               POSITION HELD WITH THE     TERM OF OFFICE AND LENGTH PRINCIPAL OCCUPATION(S) DURING THE LAST FIVE
NAME, ADDRESS AND AGE          COMPANY/TRUST              OF TIME SERVED (1)        YEARS
------------------------------ -------------------------- ------------------------- ------------------------------------------------
ROBYN L. ICHILOV               Vice President and         March 2002 - Present      Vice President, ING Funds Services, LLC (3)
7337 East Doubletree Ranch Rd. Treasurer                                            (October 2001 - Present) and ING Investments,
Scottsdale, Arizona 85258                                                           LLC (2) (August 1997 - Present).
Age:  37

LAUREN D. BENSINGER            Vice President             March 2003- Present       Vice President, and Chief Compliance Officer,
7337 East Doubletree Ranch Rd.                                                      ING Funds Distributor, LLC (4) (July 1995 -
Scottsdale, Arizona 85258                                                           Present); and Vice President, ING Investments,
Age:  51                                                                            LLC (2) (February 1996 - Present); Formerly,
                                                                                    Chief Compliance Officer, ING Investments, LLC
                                                                                    (2) (October 2001 - October 2004).

MARIA M. ANDERSON              Vice President             September 2004 - Present  Vice President, ING Funds Services, LLC (3)
7337 East Doubletree Ranch Rd.                                                      (September 2004 - Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                           Vice President, ING Funds Services, LLC (3)
Age:  46                                                                            (October 2001 - September 2004); and Manager of
                                                                                    Fund Accounting and Fund Compliance, ING
                                                                                    Investments, LLC (2) (September 1999 - October
                                                                                    2001).

MARY GASTON                    Vice President             March 2005 - Present      Vice President, ING Funds Services, LLC (3)
7337 East Doubletree Ranch Rd.                                                      (April 2005 - Present). Formerly, Assistant Vice
Scottsdale, Arizona 85258                                                           President, Financial Reporting, ING Investments,
Age:  39                                                                            LLC (2) (April 2004 - April 2005); Manager,
                                                                                    Financial Reporting, ING Investments, LLC (2)
                                                                                    (August 2002 - April 2004); and Controller, Z
                                                                                    Seven Fund, Inc. and Ziskin Asset Management,
                                                                                    Inc. (January 2000 - March 2002).

SUSAN KINENS                   Assistant Vice President   March 2003- Present       Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                      LLC (3) (December 2002 - Present); and has held
Scottsdale, Arizona 85258                                                           various other positions with ING Funds Services,
Age:  28                                                                            LLC for more than the last five years.

KIMBERLY K. PALMER             Assistant Vice President   September 2004 - Present  Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                      LLC (3) (August 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                           Manager, Registration Statements, ING Funds
Age:  47                                                                            Services, LLC (3) (May 2003 - August 2004);
                                                                                    Associate Partner, AMVESCAP PLC (October 2000 -
                                                                                    May 2003); and Director of Federal Filings and
                                                                                    Blue Sky Filings, INVESCO Funds Group, Inc.
                                                                                    (March 1994 - May 2003).

HUEY P. FALGOUT, JR.           Assistant Secretary        September 2003- Present   Chief Counsel, ING U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                      (September 2003 - Present). Formerly, Counsel
Scottsdale, Arizona 85258                                                           ING U.S. Legal Services (November 2002 -
Age:  41                                                                            September 2003); and Associate General Counsel,
                                                                                    AIG American General (January 1999 - November
                                                                                    2002).

ROBIN R. NESBITT               Assistant Secretary        September 2004 - Present  Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                      Services, LLC (3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                           Formerly, Senior Legal Analyst, ING Funds
Age:  31                                                                            Services, LLC (3) (August 2002 - August 2003);
                                                                                    Associate, PricewaterhouseCoopers (January 2001
                                                                                    - August 2001); and Paralegal, McManis, Faulkner
                                                                                    & Morgan (May 2000 - December 2000).

     (1) The officers hold office until the next annual meeting of Trustees and until their successors shall have been elected and qualified.
     (2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
     (3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
     (4) ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities.

BOARD OF DIRECTORS ("THE BOARD")

     The Board governs the Fund and is responsible for protecting the interests of the shareholders. The Board is comprised of experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

FREQUENCY

     The Board currently conducts regular meetings four (4) times a year. The Audit Committee also meets regularly four (4) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

COMMITTEES

     The Board has an Audit Committee whose function is to, among other things, meet with the independent registered public accounting firm of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee operates pursuant to a charter approved by the Board. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O'Dell, and Mr. Obermeyer (collectively the "Independent Directors"). Dr. Norgaard currently serves as Chairperson and Mr. Obermeyer currently serves as Vice Chairperson of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended May 31, 2005.

     The Board has formed a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Fund and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with any fund or its shareholders. The Contracts Committee operates pursuant to a charter approved by the Board. The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Committee. The Contract Committee held four (4) meetings during the fiscal year ended May 31, 2005.

     The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee operates pursuant to a charter approved by the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Committee has in place a policy by which it will consider nominees by shareholders. Shareholders wishing to submit a nomination for a director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Portfolio) in writing to the Nominating Committee, c/o the Secretary of the Portfolios, ING Variable Products Funds, 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258. Any recommendation made by a shareholder must contain sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee held no meetings during the fiscal year ended May 31, 2005.

     The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently operates pursuant to a charter approved by the Board. The Valuation Committee currently consists of Mr. Koch, Dr. DePrince, Ms. Fighetti, Dr. Norgaard, Mr. Obermeyer and Mr. O'Dell. The Valuation Committee held no meetings during the fiscal year ended May 31, 2005.

     The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Fund and its service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Fund and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable United States federal or state securities laws and breaches of fiduciary duty arising under United States federal or state laws. The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. Obermeyer and

Mr. O'Dell. Dr. Norgaard currently serves as Chairperson of the Committee and Mr. O'Dell currently serves as Vice Chairperson. The Committee meets as needed. The Compliance Committee held three (3) meetings during the fiscal year ended May 31, 2005.

DIRECTOR OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Director.

                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                               DOLLAR RANGE OF EQUITY      IN ALL REGISTERED INVESTMENT COMPANIES
                               SECURITIES IN THE FUND         OVERSEEN BY DIRECTOR IN FAMILY OF
     NAME OF DIRECTOR          AS OF DECEMBER 31, 2004              INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
Albert E. DePrince, Jr.                [None]                         Over $100,000 (1)
Maria T. Fighetti                      [None]                         Over $100,000(1)
Sidney Koch                            [None]                         $1,000 - $10,000
Edward T. O'Dell                       [None]                         Over $100,000 (1)
Joseph Obermeyer                       [None]                       $50,000 - $100,000(1)
Corine T. Norgaard                     [None]                           Over $100,000
DIRECTORS WHO ARE "INTERESTED
PERSONS"
J. Scott Fox                           [None]                           Over $100,000
Thomas McInerney                       [None]                           Over $100,000

     (1) Includes interests in Fund shares held indirectly though a deferred compensation account.


INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Director's (and his or her immediate family members) share ownership as of December 31, 2004 in securities of the ING Fund's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the ING Funds (not including registered investment companies).

                              NAME OF OWNERS
                             AND RELATIONSHIP                                             VALUE OF      PERCENTAGE OF
     NAME OF DIRECTOR           TO DIRECTOR         COMPANY         TITLE OF CLASS       SECURITIES         CLASS
---------------------------------------------------------------------------------------------------------------------
Albert E. DePrince, Jr.            N/A               N/A                N/A                N/A              N/A
Maria T. Fighetti                  N/A               N/A                N/A                N/A              N/A
Sidney Koch                        N/A               N/A                N/A                N/A              N/A
Corine T. Norgaard                 N/A               N/A                N/A                N/A              N/A
Edward T. O'Dell                   N/A               N/A                N/A                N/A              N/A
Joseph Obermeyer                   N/A               N/A                N/A                N/A              N/A


                            COMPENSATION OF DIRECTORS

     The Fund pays each Director who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $60,000; (ii) $7,500 for each in person meeting of the Board; (iii) $7,500 for each Contracts Committee meeting attended in person; (iv) $2,500 per attendance of any committee meeting (except Contracts Committee) held in conjunction with a meeting of the Board and $5,000 for meetings (except Contracts Committee) not held in conjunction with a meeting of the Board; (v) $1,000 per telephonic meeting; (vi) $25,000 annual fee to the Chairperson of the Contracts Committee, $10,000 annual fee to the Chairperson of both the Audit and Compliance Committees and $5,000 annual fee to the Chairperson of the Nominating Committee (for periods in which the Committee has operated); and (vii) $12,500 annual fee to the Vice Chairperson of the Contracts

Committee and $5,000 annual fee to the Vice Chairperson of both the Audit and Compliance Committees. The PRO RATA share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Advisor for which the Directors serve in common as Directors/Trustees.

     During the fiscal year of the Fund ended May 31, 2005, members of the Board who are also directors, officers or employees of ING and its affiliates, in their capacity as members of the Board, were not entitled to any compensation from the Company. For the fiscal year of the Fund ended May 31, 2005, the unaffiliated members of the Board received compensation in the amounts included in the following table. None of these Directors was entitled to receive pension or retirement benefits.

                               COMPENSATION TABLE

                                                                   PENSION OR
                                                                   RETIREMENT          TOTAL COMPENSATION
                                 AGGREGATE        AGGREGATE     BENEFITS ACCRUED        FROM THE COMPANY
         NAME OF PERSON        COMPENSATION   COMPENSATION FROM  AS PART OF FUND        AND FUND COMPLEX
            POSITION           FROM THE FUND     THE COMPANY        EXPENSES          PAID TO DIRECTORS(2)
     -----------------------------------------------------------------------------------------------------
     Albert E. DePrince, Jr.      [______]        [______]             N/A               [_____________]
     Director(1)

     Maria T. Fighetti            [______]        [______]             N/A               [_____________]
     Director (1)

     Sidney Koch                  [______]        [______]             N/A               [_____________]
     Director, Chairman
     Contract Committee

     Corine Norgaard              [______]        [______]             N/A               [_____________]
     Director, Chairman
     Audit Committee

     Joseph E. Obermeyer          [______]        [______]             N/A               [_____________]
     Director(1)

     Edward T. O'Dell             [______]        [______]             N/A               [_____________]
     Director(1)

     (1) During the fiscal year ended May 31, 2005, Ms. Fighetti, Dr. DePrince and Mr. Obermeyer deferred $30,000, $70,937 and $29,400, respectively, of their compensation from the Fund Complex.
     (2) Represents compensation from 47 funds (total in complex as of May 31, 2005).


     The Board has adopted a retirement policy under which each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Fund without the consent or approval of shareholders. Unless otherwise indicated below, the Company has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. As of May 31, 2005 officers and Directors of the Company owned less than 1% of the outstanding shares of the Fund. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any of the ING Funds addressed herein, except as set forth below.

                                         CLASS AND TYPE OF     PERCENTAGE OF    PERCENTAGE
      FUND                 ADDRESS           OWNERSHIP             CLASS          OF FUND
------------------------------------------------------------------------------------------



                       DISCLOSURE OF PORTFOLIO SECURITIES

     The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, the Fund posts its complete portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The complete portfolio holdings schedule is as of the preceding quarter-end (E.G., the Fund will post the quarter-ending June 30 holdings on August 1).

     The Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the shares of the Fund and most third parties may receive annual or semi-annual reports, or view on ING's website, the complete portfolio holdings schedule. The Top Ten list also is provided in quarterly descriptions of the Fund that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING's website, the Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so. Specifically, disclosure of its portfolio holdings may include disclosure:

     - To the Fund's independent registered public accounting firm, named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing Fund regulatory filings;
     -    For the purpose of due diligence regarding a merger or acquisition;
     - To a new investment adviser or sub-adviser prior to the commencement of its management of the Fund;
     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.

     In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Company's Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding portfolio securities held by the Fund is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Fund's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Investment Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Fund has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

                                                                       TIME LAG BETWEEN
                                                                      DATE OF INFORMATION
                                                                     AND DATE INFORMATION
         PARTY                        PURPOSE           FREQUENCY          RELEASED
-----------------------------------------------------------------------------------------
[SOCIETE GENERALE            CLASS B SHARES FINANCING]  WEEKLY             NONE
CONSTELLATION

Institutional Shareholder    Proxy Voting               Daily              None
Services, Inc.               & Class Action
                             Services

Charles River Development    Compliance                 Daily              None


     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Company's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any the Fund will be disclosed to the Company's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the Investment Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                         INVESTMENT MANAGEMENT AGREEMENT

     The Investment Adviser for the Fund is ING Investments, LLC ("Adviser" or "ING Investments"), which is registered with the SEC as an Adviser and serves as an Adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Directors of the Company, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to another Adviser, ING Investment Management Co. ("ING IM"), which serves as Sub-Adviser to the Fund. The Adviser and ING IM are indirect, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     On February 26, 2001, the name of the Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, ING IM served as Adviser to the Fund.

     The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Company, on behalf of the Fund. The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for each Fund. Pursuant to sub-advisory agreements (each a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") the Adviser has delegated certain management responsibilities ING IM. The Adviser oversees the investment management of ING IM for the Fund.

     The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Agreement.

     The Investment Management Agreement was last approved on [__________________]; the Investment Management Agreement will continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.

     Please see the Fund's Annual Report dated [May 31, 2005] for information regarding the basis of the Board's approval of the investment advisory/sub-advisory relationships.

     The Investment Management Agreement may be terminated without penalty with not less than 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

     For the services under the Investment Management Agreement, ING Investments will receive an annual fee, payable monthly, as described in the Prospectus.

     For the year ended May 31, 2005, investment advisory fees paid to ING Investments were as follows:

       TOTAL ADVISORY FEES                 WAIVER             NET ADVISORY FEES PAID
       -------------------                 ------             ----------------------
           [__________]                 [__________]               [__________]

     For the year ended May 31, 2004, investment advisory fees paid to ING Investments were as follows:

       TOTAL ADVISORY FEES                 WAIVER             NET ADVISORY FEES PAID
       -------------------                 ------             ----------------------
           [__________]                 [__________]               [__________]

     For the year ended May 31, 2003, investment advisory fees paid to ING Investments were as follows:

       TOTAL ADVISORY FEES                 WAIVER             NET ADVISORY FEES PAID
       -------------------                 ------             ----------------------
           [__________]                 [__________]               [__________]


                             SUB-ADVISORY AGREEMENT

     The Investment Management Agreement for the Fund provides that the Adviser, with the approval of the Company's Board, may select and employ advisers to serve as the sub-adviser for the Fund, and shall monitor the sub-adviser's investment programs and results, and coordinate the investment activities of the sub-adviser to ensure compliance with regulatory restrictions. The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable ING IM, executive salaries and expenses of the Directors and officers of the Company who are employees of the Adviser or its affiliates. ING IM pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

     Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating each Fund's net asset value ("NAV"); taxes, if any, and the preparation of each Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with government agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of the Adviser or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of the Fund, or the shareholders of such Fund upon 60 days' prior written notice. Otherwise, the Sub-Advisory Agreement, after an initial term through December 31, 2003, continues in effect from year to year, subject to the annual approval of the Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund, who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940
Act) of any such party. The last annual approval of the Sub-Advisory Agreement occurred on December ___, 2005.

     Pursuant to the Sub-Advisory Agreement between the Adviser and ING IM, ING IM serves as the Sub-Adviser to the Fund. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Board, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. ING IM's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING IM is a wholly owned subsidiary of ING Groep N.V.

     Please see the Fund's Annual Report dated May 31, 2005 for information regarding the basis of the Board's approval of the investment advisory/sub-advisory relationships.

     As compensation to ING IM for its services, the Adviser pays ING IM a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

             SUB-ADVISORY FEE                       ASSETS
             ----------------                       ------

TOTAL SUB-ADVISORY FEES PAID

     For the year ended May 31, 2005, ING paid ING IM, in its capacity as Sub-Adviser, the sub-advisory fees of [_______].

     For the year ended May 31, 2004, ING paid ING IM, in its capacity as Sub-Adviser, the sub-advisory fees of [_______].

     For the year ended May 31, 2003, ING paid ING IM, in its capacity as Sub-Adviser, the sub-advisory fees of [_______].

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2005.

                    REGISTERED INVESTMENT                 OTHER POOLED INVESTMENT
                    COMPANIES                             VEHICLES                                   OTHER ACCTS
                    ------------------------------------- --------------------------------- ----------------------------------
PORTFOLIO           NUMBER OF                             NUMBER OF                         NUMBER OF
MANAGER             ACCOUNTS        TOTAL ASSETS          ACCOUNTS         TOTAL ASSETS     ACCOUNTS         TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
Douglas Cote

Mary Ann Fernandez

James B. Kauffmann                                                                                 )

Hugh T. Whelan


POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account could sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

COMPENSATION

     For Douglas Cote, Mary Ann Fernandez, James B. Kauffman, and Hugh T. M. Whelan, the portfolio managers of the Fund ("Portfolio Managers"), compensation consists of (a) base salary; (b) bonus which is based on

ING IM's performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for, relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed generally to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. [PLEASE PROVIDE THE INDICES AND/OR COMPARATIVE PEER GROUPS IDENTIFIED FOR DETERMINING RELATIVE PERFORMANCE.] The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over [THE PAST CALENDAR YEAR] and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Fund owned by the portfolio managers as of May 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                                    DOLLAR RANGE OF SECURITIES OF THE
          PORTFOLIO MANAGER         PORTFOLIO OWNED
          -----------------------------------------------------------
          Douglas Cote              None
          Mary Ann Fernandez        None
          James B. Kauffman         None
          Hugh T. M. Whelan         None



                             PROXY VOTING PROCEDURES

     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Funds including the procedures of the Adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund votes proxies relating to portfolio securities for the one-year period ending June 30th will be made available through the Fund's website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

                        ADMINISTRATIVE SERVICES AGREEMENT

     ING Funds Services, LLC ("ING Funds Services" or the "Administrator") serves as administrator for the Fund pursuant to Administrative Services Agreements. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Fund's business, except for those services performed by the Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for monitoring the Fund in compliance with applicable legal requirements and investment policies and restrictions of the Fund. The Administrator is an affiliate of the Adviser.

     For its services, the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.10% of its average daily net assets.

     Administrative fees paid by the Fund were as follows:



               DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     Fund shares are distributed by ING Funds Distributor, LLC (the "Distributor"). The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. Shares of the Fund were offered during the Offering Period for the Fund but were not offered during the Guarantee Period for the Fund, except in connection with reinvestment of dividends. Shares of the Fund are offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period for the Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the 1933 Act. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not a party to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of each Trust. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the NAV of the Fund. ING Funds Distributor, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, is an affiliate of the Adviser and an indirect wholly-owned subsidiary of ING Groep N.V. and an affiliate of ING.

     For the previous three fiscal years, fees were paid to ING Funds Distributor, LLC as follows:


     The following table shows all commissions and other compensation received by each principal underwriter, who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly or indirectly, from the Fund during the Fund's most recent fiscal year:

                                                      COMPENSATION
                                 NET UNDERWRITING    ON REDEMPTIONS
            NAME OF PRINCIPAL      DISCOUNTS AND           AND          BROKERAGE         OTHER
               UNDERWRITER          COMMISSIONS        REPURCHASES     COMMISSIONS     COMPENSATION
           --------------------------------------------------------------------------------------------
           ING Funds                 [$_____]           [$_____]         [$_____]        [$_____]
           Distributor LLC


                               RULE 12(B)-1 PLANS

     The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by the Fund ("Rule 12b-1 Plans"). The Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plan, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A shares in amounts as set forth in the following table.

                                     FEES BASED ON AVERAGE DAILY NET
                                                 ASSETS
                                                 CLASS A
           Service                               [0.25%]

           Distribution                            n/a


     With respect to the 12b-1 plan, the Distributor shall receive payment without regard to actual distribution expenses it incurs. In the event the Rule 12b-1 is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Rule 12b-1 Plan terminates.

     These fees may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

     The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Distribution and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

     The Distribution and Shareholder Services Plan continues from year to year from its inception date, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Distribution and Shareholder Services Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Distribution and Shareholder Services Plan must be approved by the Board in the manner described above for annual renewals. The Distribution and Shareholder Services Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days' written notice to any other party to the Distribution and Shareholder Services Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

     In approving the Distribution and Shareholder Services Plan, the Board considered all the features of the distribution system, including (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (2) the services provided to the Fund and its shareholders by the Distributor, and (3) the Distributor's shareholder distribution-related expenses and costs.

     The Adviser, Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to [0.07%] of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund paid to ING Funds Distributor, LLC for the year ended May 31, 2005 were as follows:

                     DISTRIBUTION EXPENSES            CLASS A       CLASS B
                     ---------------------            -------       -------
              Advertising                             [$____]       [$____]
              Printing                                [$____]       [$____]
              Salaries & Commissions                  [$____]       [$____]
              Broker Servicing                        [$____]       [$____]
              Miscellaneous                           [$____]       [$____]
              TOTAL                                   [$____]       [$____]


     In addition to paying fees under the Fund's Distribution and Shareholder Servicing Plan, the Fund may pay service fees to intermediaries such as brokers-dealers, financial advisors, or other financial institutions, including affiliates of the Adviser (such as ING Funds Services, LLC) for administration, sub-transfer agency, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These additional fees paid by the Fund to intermediaries may take two forms: (1) basis point payments on net assets and/or (2) fixed dollar amount payments per shareholder account. These may include payments for 401K sub-accounting services, networking fees, and omnibus account servicing fees.

     The Fund's Manager or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and Distributor. These amounts would be in addition to the Distribution and Shareholder Services Plan payments made by the Fund under the Distribution and Shareholder Servicing Plan, and are in addition to trails and commissions. The payments made under these arrangements are paid by the Manager or the Distributor and are intended to result in the promotion or distribution of Fund shares.

     Compensation paid by the Manager or the Distributor may take the form of cash incentives and non-cash compensation, and may include, but are not limited to: cash; merchandise; occasional entertainment; meal, or ticket to a sporting event; charitable contributions to charities supported by an intermediary; payment for travel expenses (including meals and lodging) to pre-approved training and educational seminars; radio and television shows regarding securities products; seminars for the public; business development and educational enhancement items such as software packages; prospecting lists; client appreciation events; advertising and sales campaigns (including printing and postage expenses) regarding the Fund or other funds managed by the Manager; other events sponsored by dealers; and professional certifications and dues.

     The Distributor also may, at its own expense, pay concessions in addition to those described above to dealers distributing Fund shares. Payment arrangements are generally structured in one of three ways: (1) as a percentage of net assets; (2) as a fixed dollar amount; or (3) as a percentage of gross sales. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% of the value of the Fund's shares sold by the dealer during a particular period, and (2) 0.20% per annum of the value of the Fund's shares held by the dealer's customers.

OTHER PAYMENTS TO SECURITIES DEALERS

     Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge.

                                                 AMOUNT OF SALES CHARGE TYPICALLY ARE ALLOWED TO DEALERS AS A
       WHEN YOU INVEST THIS AMOUNT:                              PERCENTAGE OF OFFERING PRICE:
       ----------------------------              ------------------------------------------------------------
Under $50,000                                                              4.00%
$50,000 or more but under $100,000                                         3.75%
$100,000 or more but under $250,000                                        3.00%
$250,000 or more but under $500,000                                        2.00%
$500,000 or more but under $1,000,000                                      1.50%

Securities dealers that sell Class A shares in amounts of $1 million or more may be entitled to receive the following commissions:

                                                        COMMISSION
                                                        ----------
   - on sales of $1 million to $2,499,999                  1.00%
   - on sales of $2.5 million to $4,999,999                0.50%
   - on sales of $5 million or greater                     0.25%

     The Distributor or its affiliates may make payments in addition to those described above to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.13% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer(s).

     In addition, ING may make payments of up to 0.05% of the Fund's average daily net assets to national broker-dealers who, as a result of an acquisition of a member of the Company's selling group, agree to allow Fund shares to be made available to their clients in a proprietary wrap account program, provided such accounts are networked accounts.

     The Distributor or its affiliates may, from time to time, also make payments to clearing firms that offer networking services, which make the Fund available to their customers. Such payments to clearing firms will not exceed 0.10% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

     The Distributor has agreed to reimburse Financial Network Investment Corporation, an affiliate of the Distributor, for trading costs incurred in connection with trades through the Pershing brokerage clearing system.

     The Distributor may make, or cause to be made, payments to affiliated and unaffiliated securities dealers that engage in wholesaling efforts on behalf of the Company and the Fund. These payments will not exceed 0.33% of the value of Fund shares sold as a result of such wholesaling efforts. The Distributor may also pay such firms a quarterly fee based on a percentage of assets retained as of the end of a calendar quarter, not to exceed 0.125% of the value of such assets.

     The value of a shareholder's investment will be unaffected by these payments.

     For the previous three fiscal years, the Distributor received the following amounts in sales charges in connection with the sale of shares:


                                 CODE OF ETHICS

     The Fund, the Adviser, the Sub-Adviser and the Distributor have adopted a code of ethics ("Code of Ethics") or written supervisory procedures governing personal trading activities of all Directors, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of Fund's shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear securities transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

                        PURCHASE AND REDEMPTION OF SHARES

     Class A shares of the Company are purchased at the net asset value ("NAV") of the Fund next determined after a purchase order is received less any applicable front-end sales charge.

     Class A shares are redeemed at the NAV of the Fund next determined adjusted for any applicable contingent deferred sales charge (CDSC) after a redemption request is received.

     Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which (a) trading on the New York Stock Exchange (NYSE) is restricted as determined by the Securities and Exchange Commission (Commission) or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the Commission by order so permits for the protection of shareholders of the Fund.

     Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company, or the member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

     The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the Commission. In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

     Purchases should be made for investment purposes only. The Fund reserves the right to reject any specific purchase request.

FRONT-END SALES CHARGE WAIVERS

     Front-end sales charges will not apply if you are buying Class A shares with proceeds from redemptions from any ING-advised Fund if you:

     -    Originally paid a front-end sales charge on the shares and

     -    Reinvest the money within 90 days of the redemption date.

     The Fund's front-end sales charge will also not apply to Class A purchases by:

     1. Employees of ING Groep N.V. and its affiliates (including retired employees and members of employees' and retired employees' immediate families and board members and their immediate families), NASD registered representatives of ING Funds Distributor LLC or any affiliated broker-dealers (including members of their immediate families) purchasing shares for their own accounts, and members of the Board (including members of their immediate families).

     2. Investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing either (1) directly in any ING Investments-fund or through an unregistered separate account sponsored by ING Life and Annuity Company ("ILIAC") or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability.

     3. Certain trust companies and bank trust departments investing on behalf of their clients.

     4. Certain retirement plans that are sponsored by an employer and have plan assets of $500,000 or more.

     5. Broker-dealers, registered investment advisers and financial planners that have entered into a selling agreement with ING Funds Distributor, LLC (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) on behalf of clients.

     6. Current employees of broker-dealers and financial institutions that have entered into a selling agreement with ACI (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares) and their immediate family members, as allowed by the internal policies of their employer.

     7. Registered investment companies.

     8. Insurance companies (including separate accounts).

     9. Shareholders of the Adviser Class of other Series at the time such shares were redesignated as Class A shares.

     10. Certain executive deferred compensation plans.

CONTINGENT DEFERRED SALES CHARGE

     Certain Class A shares are subject to a CDSC, as described in the Prospectus. There is no CDSC imposed on Class A shares purchased more than two years prior to the redemption.

CDSC WAIVERS

     The CDSC will be waived for:

     -    [Exchanges to other ING Funds of the same class]
     - Redemptions following the death or disability of the shareholder or beneficial owner;
     - Redemptions related to distributions from retirement plans or accounts under Internal Revenue Code (Code) Section 403(b) after you attain age 70 1/2;
     -    Tax-free returns of excess contributions from employee benefit plans;
          and
     - Distributions from employee benefit plans, including those due to plan termination or plan transfer.
     - Redemptions made in connection with the Automatic Cash Withdrawal Plan (see Shareholder Services and Other Features), provided that such redemptions:
          - are limited annually to no more than 12% of the original account value;
          -    are made in equal monthly amounts, not to exceed 1% per month;
               and
          - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $10,000.

LETTER OF INTENT

     You may qualify for a reduced sales charge when you buy Class A shares, as described in the Prospectus. At any time, you may file with the Company a signed shareholder application with the Letter of Intent section completed. After the Letter of Intent is filed, each additional investment in the Fund (or in certain other series of the Company) will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent. Sales charge reductions are based on purchases in the Fund (and in certain other series of the Company) and will be effective only after notification to ACI that the investment qualifies for a discount. Your holdings in the Fund (and in certain other Series of the Company) acquired within 90 days of the day the Letter of Intent is filed will be counted towards completion of the Letter of Intent and will be entitled to a retroactive downward adjustment in the sales charge. Such adjustment will be made by the purchase of additional shares in certain other Series of the Company in an equivalent amount.

     Five percent (5%) of the amount of the total intended purchase will be held by the transfer agent in escrow until you fulfill the Letter of Intent. If at the end of the 13-month period, you have not met the terms of the Letter of Intent, an amount of shares equal to the difference owed will be deducted from your account. Such an adjustment will be made at NAV and will not be eligible for the Guarantee. In the event of a total redemption of the account before fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

     If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased during the period. The upward adjustment will be paid with shares redeemed from your account.

RIGHT OF ACCUMULATION/CUMULATIVE QUANTITY DISCOUNT

     A purchaser of Class A shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other Class A shares of the Series already owned. To determine if you may pay a reduced front-end sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of certain other Class A shares you own, as well as certain Class A shares of your spouse and children under the age of 21. If you are the sole owner of the Fund, you may also add any other accounts, including retirement plan accounts invested in certain Class A shares of the Company. Companies with one or more retirement plans may add together the total plan assets invested in certain Class A shares of the Series to determine the front-end sales charge that applies.

     To qualify for the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide the Company with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to the Company when making direct cash investments.

ADDITIONAL RIGHTS

     The Fund retains certain rights, including the rights to: refuse orders to purchase shares; vary its requirements for initial or additional investments, reinvestments, retirement and employee benefit plans, sponsored arrangements and similar programs; and change or discontinue its sales charge waivers and orders acceptance practices.

     Please review the Prospectus for further information regarding the purchase and redemption of Fund Shares.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

     Subject to the supervision of the Board, ING IM has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is ING IM's policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. ING IM may also consider the sale of shares of registered investment companies advised by ING IM as a factor in the selection of brokerage firms to execute the Fund's portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to ING IM's duty to obtain best execution.

     ING IM receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Fund. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Fund and other investment companies, services related to the execution of trades on behalf of the Fund and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Fund as a component of other research services. ING IM considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Fund's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. ING IM's policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to ING IM.

     Research services furnished by brokers through whom the Fund effects securities transactions may be used by ING IM in servicing all of its accounts; not all such services will be used by ING IM to benefit the Fund.

     Consistent with federal law, ING IM may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. ING IM's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect ING IM's opinion as to which services and which means of payment are in the long-term best interests of the Fund.

     The Fund has no present intention of effecting any brokerage transactions in portfolio securities with ING IM or any other affiliated person.

     ING IM may buy or sell the same security at or about the same time for the Fund and another advisory client of ING IM, including clients in which affiliates of ING IM have an interest. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In the event that allocation is done other than on a pro rata basis, the main factors to be considered in determining the amounts to be allocated are the respective investment objectives of the funds and/or accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. For underwritten offerings (initial or secondary), in addition to considering the factors mentioned in the previous sentence, ING IM may employ a rotational method for allocating securities purchased in these offerings. Prices are averaged for aggregated trades.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

     Brokerage commissions were paid as follows:


     Commissions in the following amounts were paid with respect to portfolio transactions with certain brokers because of research services.


     [During the fiscal year ended May 31, 2005, the Fund acquired securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such broker-dealers were as follows as of May 31, 2005]:


                        SHAREHOLDER ACCOUNTS AND SERVICES

SHAREHOLDER INFORMATION

     The Fund's transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual shareholder reports will also be distributed. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of canceled checks.

     Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse's individual account and your spouse's IRA may be shown on one consolidated statement.

SIGNATURE GUARANTEE

     A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantee are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

     Securities of the Fund are generally valued by independent pricing services that have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Readily marketable securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market are valued at the mean of the current bid and asked prices as reported by independent pricing sources. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Options are valued at the mean of the last bid and asked price on the exchange where the option is primarily traded. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

     As noted in the Prospectus, the NAV and offering price of the Fund's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Company's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Company's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Fund determines its NAV or if the foreign exchange closes prior to the time a Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

     Options on securities, currencies, futures and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                                  TAX STATUS

     The following is only a limited discussion of certain additional tax considerations generally affecting the Fund. No attempt is made to present a detailed explanation of the tax treatment of the Fund and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

FOREIGN INVESTMENTS

     Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (taxable year election)). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

     Performance information for each class of shares, including the total return of the Fund, may appear in reports or promotional literature to current or prospective shareholders.

AVERAGE ANNUAL TOTAL RETURN

     Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over a period of one and five years (or, if less, up to the life of the Fund), calculated pursuant to the formula:

                                P(1 + T)(n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1 or 5 year period at the end of the 1 or 5 year period (or fractional portion thereof).

     The Fund may also from time to time include in such advertising a total return figure for the Class A shares that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for the Class A shares that does not take into account payment of the applicable front-end sales load.

     Performance information for the Fund may be compared, in reports and promotional literature, to: (a) the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general; (b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund.

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, New York, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                 TRANSFER AGENT

     DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent dividend-paying agent to the Fund.

                                  LEGAL COUNSEL

     Legal matters for the Company are passed upon by Goodwin Procter, LLP, Exchange Place, 53 State Street, Boston, MA, 02109.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston Massachusetts 02110. Prior to April 1, 2003, the Fund was audited by other independent registered public accounting firms.

                              FINANCIAL STATEMENTS

     The Financial Statements and the independent registered public accounting firm's reports, thereon, appearing in the Company's annual shareholders reports for the periods ended May 31, 2005 are incorporated by reference into this SAI. The company's annual and semi-annual shareholders reports are available upon request and without charge by calling 1-800-992-0180.

                              ING SERIES FUND, INC.
                                     PART C:
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Articles of Amendment and Restatement dated February 21, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-lA Registration Statement on July 24, 2002.

     (2) Articles of Amendment dated February 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Form N-lA Registration Statement on July 24, 2002.

     (3) Articles of Amendment dated September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-lA Registration Statement on September 30, 2003.

     (4) Articles of Amendment dated October 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (5) Articles of Amendment effective February 17, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (6) Articles of Amendment effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (7) Articles of Amendment effective August 14, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-lA Registration Statement on May 20, 2005.

     (8) Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-lA on February 25, 2005.

     (9) Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-lA on February 25, 2005.

     (10) Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection fund III - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

(b) Amended and Restated By-Laws dated December 2000 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-lA Registration Statement on December 15, 2000.

(c) Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Form N-lA Registration Statement on February 27, 2002.

(d) (1) Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (2) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective July 29, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (ii) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (3) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc., on behalf of ING Global Science and Technology Fund, dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (4) Sub-Advisory Agreement between ING Investments, LLC and Wellington Management Company LLP on behalf of ING Equity Income Fund, dated March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Form N-lA Registration Statement on March 2, 2004.

     (5) Restated Expense Limitation Agreement effective August 1, 2003, (between ING Investments, LLC and) ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (i) Schedule A to the Restated Expense Limitation Agreement (between) ING Series Fund (and ING Investments, LLC) Operating Expense Limits - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Registration Statement filed on Form N-lA on September 27, 2004.

          (ii) Amended Schedule A to the Restated Expense Limitation Agreement between ING Series Fund and ING Investments, LLC Operating Expense Limits - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

     (6) Amended and Restated Expense Limitation Agreement between ING Investments and ING Series Fund, Inc. dated April 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

(f) Directors' Deferred Compensation Plan - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Form N-lA Registration Statement on January 16, 1998.

(g) (1) Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Exhibit A dated April 29, 2005 with respect to the Custody Agreement with The Bank of New York dated January 6, 2003
               - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

     (2) Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Exhibit A dated April 29, 2005 with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

          (ii) Amended Schedule 2 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York
               (BNY) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (3)  Securities Lending Agreement and Guaranty with The Bank of New York
          (BNY), dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with The Bank of New York (BNY) dated February 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

(h) (1) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (2) Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc., dated May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Schedule A with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (3) Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (i) First Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of November 12, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (ii) Second Amendment to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation dated as of September 26, 2003 - Filed as an Exhibit to

               Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (4) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-lA Registration Statement on December 16, 1999.

     (5) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon Analytical Services, LLC (Russell/Mellon), on behalf of PPF I - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-lA Registration Statement on December 16, 1999.

     (6) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-lA Registration Statement on December 16, 1999.

     (7) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF II - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant's Form N-lA Registration Statement on December 16, 1999.

     (8) Custodian Service Agreement between ING Series Fund, Inc., and Mellon Bank N.A., on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-lA Registration Statement on June 28, 2000.

     (9) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF III - Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Form N-lA Registration Statement on June 28, 2000.

     (10) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A. on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-lA Registration Statement on September 27, 2000.

     (11) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of PPF IV - Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Form N-lA Registration Statement on September 27, 2000.

     (12) Custodian Service Agreement between ING Series Fund, Inc. and Mellon Bank, N.A., on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-lA Registration Statement on December 15, 2000.

     (13) Custodian Monitoring Agreement among ING Series Fund, Inc., MBIA and Russell/Mellon, on behalf of IPPF - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Form N-lA Registration Statement on December 15, 2000.

     (14) Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York
          (BNY), dated June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

          (i) Amendment to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation
               (MBIA) and The Bank of New York (BNY), executed as of September 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

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          (ii) Amended Schedule B to the Custodian Service and Monitoring
               Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation (MBIA) and The Bank of New York (BNY) - Filed as Exhibit to Post-Effective Amendment No. 65 to the Registrant Registration Statement filed on Form N-lA on May 25, 2004.

     (15) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Exhibit A with respect to the Fund Accounting Agreement with The Bank of New York dated April 29, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Registration Statement filed on Form N-1A on July 14, 2005.

     (16) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (17) Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated March 13, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (i) Amended Custodial Undertaking in Connection with Master Repurchase Agreement with Goldman, Sachs & Co. and The Bank of New York dated November 3, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated January 30, 1998 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (i) First Amendment to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. dated as of September 29, 2000
               - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

     (19) Agency Agreement between Aetna Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

(l)  Not applicable.

(m)  (1)  Amended and Restated Distribution and Shareholder Services Plan (Class
          A) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-1A Registration Statement on February 13, 2004.

     (2)  Amended and Restated Distribution and Shareholder Services Plan (Class
          B) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

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          (i)  Amended Schedule 1 with respect to the Amended and Restated
               Distribution and Shareholder Services Plan (Class B) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (3)  Amended and Restated Distribution and Shareholder Services Plan (Class
          C) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (ii) Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (4) Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (5)  Amended and Restated Distribution and Shareholder Services Plan (Class
          0) effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

          (i) Amended Schedule 1 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class 0) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (6) Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

(n) (1) Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. approved June 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant's Form N-lA Registration Statement on September 30, 2003.

          (i) Amended Schedule A to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

          (ii) Amended Schedule B to the Multiple Class Plan pursuant to Rule 18f-3 for ING Series Fund, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement filed on Form N-lA on May 25, 2004.

(o)  Not applicable.

(p) (1) ING Funds and Advisers Code of Ethics effective June 1, 2004 as amended on October 1, 2004 and February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement filed on Form N-lA on February 25, 2005.

     (2) IIM Americas Code of Ethics dated February 2005 - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-lA Registration Statement on May 20, 2005.

     (3) BlackRock Advisor's Inc. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Form N-lA Registration Statement on February 13, 2004.

     (4)  Wellington Management Company LLP's Code of Ethics dated January 2005
          - Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant's Form N-lA Registration Statement on May 20, 2005.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed. As of July 1, 2005, ING National Trust (the "Trust") had the following interest in the series of the ING Series Fund, Inc., through direct ownership or through one of the Trust's separate accounts:

                                                %NATIONAL TRUST


     ING National Trust is a wholly owned subsidiary of ING Groep, N.V.

A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25. INDEMNIFICATION

     Article 12, Section (d) of the Registrant's form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2005.

     Section XI.B of the Administrative Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant's Registration Statement on Form N-lA (File No. 33-41694), provides for indemnification of the Administrator.

     Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

     Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in it application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of ING Investment Management Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Co. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of BlackRock Advisors, Inc. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of Wellington Management Company, LLP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Wellington Management Company, LLP, in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-15908) filed under the Investment Adviser's Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

     (b) Information as to the directors and officers of the Distributor, ING Funds Distributor, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)  ING Series Fund, Inc.
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(b)  ING Investments, LLC
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(c)  ING Funds Distributor, LLC
     7337 East Doubletree Ranch Road
     Scottsdale, Arizona 85258

(d)  The Bank of New York
     100 Church Street
     New York, New York 10286

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(e)  DST Systems, Inc.
     P.O. Box 419386
     Kansas City, Missouri 64141

(f)  ING Investment Management Co.
     10 State House Square
     Hartford, Connecticut 06103-3602

(g)  BlackRock Advisor's, Inc.
     40 East 52nd Street
     New York, N.Y. 10022

(h)  Wellington Management Company, LLP
     75 State Street
     Boston, MA 19087

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, in the City of Scottsdale, and State of Arizona, on the ____ day of November, 2005.

                                          ING SERIES FUND, INC.


                                          By:
                                              ---------------------------------
                                              Theresa K. Kelety
                                              Secretary

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